SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right-of-use Assets And Opearting Lease Liabilities
Right of use assets	$ 350,937	$ 2,731,445	$ 4,188,215
Operating lease liabilities current	204,996	1,595,543	1,204,436
Operating lease liabilities non current	188,604	1,467,966	3,063,509
Total operating lease liabilities	$ 393,600	$ 3,063,509	$ 4,267,945